Share Capital	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Share Capital [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
7.	Share Capital

On May 4, 2018, the Company effected a share consolidation (reverse split) of the Company's common shares at a ratio of 1-for-7. As a result of the reverse split, every seven shares of the issued and outstanding common shares, without par value, consolidated into one newly-issued outstanding common share, without par value. Each fractional share remaining after the reverse split that was less than one-half of a share was cancelled and each fractional share that was at least one-half of a share was changed to one whole share. The reverse split reduced the number of common shares outstanding from 10,520,096 to 1,502,870 after fractional share rounding. The number of warrants and options were proportionately adjusted by the split ratio and the exercise prices correspondingly increased by the same split ratio. All shares and exercise prices are presented on a post-split basis in these condensed interim consolidated financial statements.

Black-Scholes option valuation model

The Company uses the Black-Scholes option valuation model to determine the fair value of warrants and share options. Option valuation models require the input of highly subjective assumptions including the expected price volatility. The Company has used historical volatility to estimate the volatility of the share price. Changes in the subjective input assumptions can materially affect the fair value estimates, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s warrants and share options.

Warrants

There were 180,805 warrants outstanding at March 31, 2018 with an exercise price of $31.50 and expiry date of January 6, 2022. There were no warrants granted or exercised during the period from September 30, 2016 to March 31, 2018.

The weighted average contractual life remaining on the outstanding warrants at March 31, 2018 is 45 months.

Share Options

The Company has an incentive compensation plan adopted in 2017 (the Incentive Plan) administered by the Board of Directors, which amended and restated the 2013 fixed share option plan. Options, restricted shares and restricted share units are eligible for grants under the Incentive Plan. The number of shares available for issuance under the Incentive Plan is 228,143, including shares available for the exercise of outstanding options under the 2013 fixed share option plan. No restricted shares or restricted share units have been granted as of March 31, 2018.

The exercise price of an option is set at the closing price of the Company’s common shares on the date of grant. Share options granted to directors, officers, employees and certain individual consultants for past service are subject to the following vesting schedule: (a) one-third shall vest immediately, (b) one-third shall vest at 12 months from the date of grant and (c) one-third shall vest at 18 months from the date of grant.

Share options granted to directors, officers, employees and certain individual consultants for future service are subject to the following vesting schedule: (x) one-third shall vest at 12 months from the date of grant, (y) one-third shall vest at 24 months from the date of grant and (z) one-third shall vest at 36 months from the date of grant.

Share options granted to certain individual investor relations consultants are subject to the following vesting schedule: (aa) 25% shall vest at 3 months from the date of grant, (bb) 25% shall vest at 6 months from the date of grant, (cc) 25% shall vest at 12 months from the date of grant and (dd) 25% shall vest at 15 months from the date of grant.

Options have been granted under the Incentive Plan allowing the holders to purchase common shares of the Company as follows:

		Weighted
	Number of	Average
	Options	Exercise Price

Balance - September 30, 2016	77,015	$37.03

Granted	10,229	13.23
Expired	(4,033)	77.98
Expired	(24,500)	20.30	CDN $

Balance - September 30, 2017	58,711	$40.18

Granted	29,426	5.88
Expired	(1,671)	112.56
Expired	(5,679)	36.19	CDN $

Balance - March 31, 2018	80,787	$26.46

The weighted average contractual life remaining on the outstanding options is 50 months.

The following table summarizes information about the options under the Incentive Plan outstanding and exercisable at March 31, 2018:

Number of	Exercisable at
Options	March 31, 2018	Range of exercise prices	Expiry Dates
13,479	13,479	CDN$15.00 - 35.00	Apr 2019-Dec 2019
40,641	15,859	$5.00 - 20.00	Sep 2023-Mar 2025
17,265	17,265	CDN$40.00 - 70.00	Aug 2018-Jun 2022
2,114	2,114	$50.00 - 60.00	Dec 2022
3,073	3,073	CDN$105.00 - 140.00	Nov 2018-Nov 2021
4,215	4,215	$120.00 - 130.00	Nov 2020
80,787	56,005

The estimated fair value of the share options granted during the six months ended March 31, 2018 and 2017 was determined using a Black-Scholes option valuation model with the following weighted average assumptions:

	Six Months Ended
	March 31,	March 31,
	2018	2017
Risk free interest rate	2.13%	1.44%
Expected life (years)	7.00	7.00
Expected share price volatility	155%	166%
Expected dividend yield	0%	0%

The weighted average fair value of share options granted during the six months ended March 31, 2018 and 2017 was $5.67 and $12.88, respectively.

As of March 31, 2018, the Company had approximately $137,000 of unrecognized share-based compensation expense, which is expected to be recognized over a period of 34 months.

There were no options exercised during the six months ended March 31, 2018 and 2017. There was no intrinsic value of the vested options at March 31, 2018.

8.	Share Capital

The Company had the following transactions in share capital:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015

Number of common shares issued	54,834	307,357	6,110

Issuance of common shares	$-	$6,750,000	$-
Share issuance costs	-	(805,264)	-
Proceeds from exercise of warrants	-	1,368,260	12,609
Transfer to common shares on issuance of performance shares	1,070,909	-	-
Transfer to common shares on exercise of warrants	-	1,853,581	10,000
Proceeds from exercise of options	-	-	94,168
Transfer to common shares on exercise of options	-	-	113,561
Share-based compensation	115,546	259,379	267,222

Reverse Share Split

On September 2, 2015, the Company effected a share consolidation (reverse split) of the Company's common shares at a ratio of 1-for-10. As a result of the reverse split, every ten shares of the issued and outstanding common shares, without par value, consolidated into one newly-issued outstanding common share, without par value. Each fractional share remaining after the reverse split that was less than one-half of a share was cancelled and each fractional share that was at least one-half of a share was changed to one whole share. The number of warrants, broker units, and options were proportionately adjusted by the split ratio and the exercise prices correspondingly increased by the same split ratio. All historical shares and exercise prices are presented on a post-split basis in these consolidated financial statements.

Performance Shares

Pursuant to a performance share plan approved by shareholders in 2010, 142,857 common shares were reserved for issuance to certain officers, directors and employees of the Company upon achievement of certain milestones related to completion of method development for commercial-scale manufacture of KLH, compilation and regulatory submittal of all required chemistry, manufacturing and control data and completion of preclinical toxicity and immunogenicity testing of products. Share-based compensation was recorded over the estimated vesting period ending in August 2012.

At September 30, 2017, all vested performance shares under the plan have been issued, and the performance share plan was terminated.

Black-Scholes option valuation model

The Company uses the Black-Scholes option valuation model to determine the fair value of warrants, broker units and share options. Option valuation models require the input of highly subjective assumptions including the expected price volatility. The Company has used historical volatility to estimate the volatility of the share price. Changes in the subjective input assumptions can materially affect the fair value estimates, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s warrants, broker units and share options.

Warrants

A summary of the Company’s warrants activity is as follows:

		Weighted
	Number of	Average
	Warrants	Exercise Price

Balance - September 30, 2015	146,110	$63.28

Granted	180,805	31.50
Granted	5,715	28.00	CDN $
Exercised	(60,572)	28.00	CDN $
Expired	(85,538)	93.31
Expired	(5,715)	28.00	CDN $

Balance - September 30, 2016 and 2017	180,805	$31.50

There are no outstanding warrants with exercise prices denominated in Canadian dollar at September 30, 2017.

The weighted average contractual life remaining on the outstanding warrants at September 30, 2017 is 51 months.

The following table summarizes information about the warrants outstanding at September 30, 2017:

	Number of
Exercise Price	Warrants	Expiry Date

$31.50	180,805	January 6, 2022

	180,805

Warrant Liability

All warrants with exercise prices denominated in Canadian dollars were exercised or expired. Therefore, there is no outstanding warrant liability at September 30, 2017.

Equity offerings conducted by the Company in prior years included the issuance of warrants with exercise prices denominated in Canadian dollars. The Company’s functional currency is the U.S. dollar. As a result of having exercise prices denominated in other than the Company’s functional currency, those warrants met the definition of derivatives and were therefore classified as derivative liabilities measured at fair value with adjustments to fair value recognized through the consolidated statements of operations. The fair value of those warrants was determined using the Black-Scholes option valuation model at the end of each reporting period. On the date those warrants were exercised, the fair value of warrant liability was reclassified to common shares along with the proceeds from the exercise. If those warrants expired, the related decrease in warrant liability was recognized in profit or loss, as part of the change in fair value of warrant liability. There was no cash flow impact as a result of this accounting treatment.

The fair value of warrants exercised was determined using the Black-Scholes option valuation model, using the following weighted average assumptions:

	Years Ended
	September 30,	September 30,
	2016	2015
Risk free interest rate	0.48%	0.44%
Expected life (years)	0.04	0.40
Expected share price volatility	92%	92%

There were no warrants exercised during the year ended September 30, 2017.

The fair value of warrants granted was determined using the Black-Scholes option valuation model, using the following weighted average assumptions at the date of the grant:

Year Ended
September 30,
2016
Risk free interest rate	0.52%
Expected life (years)	0.01
Expected share price volatility	91%
Expected dividend yield	0%

There were no warrants granted during the years ended September 30, 2017 or 2015.

Broker units

The Company granted broker units as finders’ fees in conjunction with equity offerings in prior years. Broker units were fully vested when granted and allowed the holders to purchase equity units. A unit consisted of one common share and either one whole warrant or one half warrant.

A summary of broker units activity is as follows:

		Weighted
	Number of	Average
	Units	Exercise Price

Balance - September 30, 2015	6,657	$13.09

Exercised	(5,714)	17.50	CDN $
Expired	(943)	17.50	CDN $

Balance - September 30, 2016 and 2017	-	$-

There were no broker units granted during the years ended September 30, 2017, 2016 and 2015.

Options

The Company has an incentive compensation plan adopted in 2017 (the Plan) administered by the Board of Directors, which amended and restated the 2013 fixed share option plan (the 2013 Plan). Options, restricted shares and restricted share units are eligible for grants under the Plan. The number of shares available for issuance under the Plan is 228,143, including shares available for the exercise of outstanding options under the 2013 Plan. No restricted shares or restricted share units have been granted as of September 30, 2017.

The exercise price of an option is set at the closing price of the Company’s common shares on the date of grant. Share options granted to directors, officers, employees and certain individual consultants for past service are subject to the following vesting schedule: (a) one-third shall vest immediately, (b) one-third shall vest at 12 months from the date of grant and (c) one-third shall vest at 18 months from the date of grant.

Share options granted to directors, officers, employees and certain individual consultants for future service are subject to the following vesting schedule: (x) one-third shall vest at 12 months from the date of grant, (y) one-third shall vest at 24 months from the date of grant and (z) one-third shall vest at 36 months from the date of grant.

Share options granted to certain individual investor relations consultants are subject to the following vesting schedule: (aa) 25% shall vest at 3 months from the date of grant, (bb) 25% shall vest at 6 months from the date of grant, (cc) 25% shall vest at 12 months from the date of grant and (dd) 25% shall vest at 15 months from the date of grant.

Options have been granted under the Plan allowing the holders to purchase common shares of the Company as follows:

		Weighted
	Number of	Average
	Options	Exercise Price

Balance - September 30, 2015	79,663	$36.19

Granted	8,043	45.29
Expired	(3,048)	74.90
Expired	(7,643)	36.54	CDN $

Balance - September 30, 2016	77,015	$37.03

Granted	10,229	13.23
Expired	(4,033)	77.98
Expired	(24,500)	20.30	CDN $

Balance - September 30, 2017	58,711	$40.18

The weighted average contractual life remaining on the outstanding options is 35 months.

The following table summarizes information about the options under the Plan outstanding and exercisable at September 30, 2017:

Number of	Exercisable at
Options	September 30, 2017	Range of exercise prices	Expiry Dates
16,444	16,444	CDN$15.00 - 35.00	Apr 2017-Dec 2019
11,415	2,533	$5.00 - 20.00	Sep 2023-Mar 2024
19,980	19,980	CDN$40.00 - 70.00	Oct 2017-Jun 2022
2,157	2,157	$50.00 - 60.00	Dec 2022
3,072	3,072	CDN$105.00 - 140.00	Nov 2018-Nov 2021
5,643	5,643	$120.00 - 130.00	Nov 2020
58,711	49,829

The estimated fair value of the share options granted was determined using a Black-Scholes option valuation model with the following weighted average assumptions:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015
Risk free interest rate	1.44%	1.01%	1.65%
Expected life (years)	7.00	7.00	7.00
Expected share price volatility	166%	117%	115%
Expected dividend yield	0%	0%	0%

The weighted average fair value of share options granted during the years ended September 30, 2017, 2016 and 2015 was $12.88, $38.92, and $66.36, respectively.

As of September 30, 2017, the Company had approximately $62,000 of unrecognized share-based compensation expense, which is expected to be recognized over a period of 30 months.

The intrinsic value of the options exercised during the year ended September 30, 2015 was $57.99. There were no options exercised during the years ended September 30, 2017 and 2016. There was no intrinsic value of the vested options at September 30, 2017.